Retirement Plans and Other Sensitivity and Future Payments (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2017	Dec. 31, 2016
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates
Effect of one percentage point increase on service and interest cost components			$ 0.0
Effect of one percentage point decrease on service and interest cost components			0.0
Effect of one percentage point increase on postretirement benefit obligation			0.2
Effect of one percentage point decrease on postretirement benefit obligation			(0.2)
U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension and post-retirement company contributions			1.4
Schedule of estimated future benefit payments
2017			11.6
2018			11.4
2019			11.3
2020			11.4
2021			11.2
Thereafter			54.5
Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Pension contributions			6.7
Schedule of estimated future benefit payments
2017			8.4
2018			6.6
2019			6.9
2020			7.1
2021			7.6
Thereafter			41.5
U.S. Other Benefits
Schedule of estimated future benefit payments
2017			0.5
2018			0.4
2019			0.4
2020			0.4
2021			0.3
Thereafter			$ 1.4
Subsequent Event
Schedule of estimated future benefit payments
Health Care Cost Trend Rate Assumed for Next Fiscal Year		6.50%
Ultimate Health Care Cost Trend Rate	4.50%
Subsequent Event | U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year		$ 1.0
Subsequent Event | Non-U.S. Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Estimated future employer contributions in next fiscal year		$ 7.0